UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/15

            The following N-Q relates only to Dreyfus/Standish Global Fixed Income Fund and does not affect other series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Global Fixed Income Fund
March 31, 2015 (Unaudited)

		Coupon	Maturity	Principal
Bonds And Notes--89.1%		Rate (%)	Date	Amount ($) [a]		Value ($)
Australia--3.1%
Australian Government,
Sr. Unscd. Bonds, Ser. 137	AUD	2.75	4/21/24	40,800,000		32,305,008
Australian Government,
Sr. Unscd. Bonds, Ser. 139	AUD	3.25	4/21/25	6,200,000		5,115,508
						37,420,516
Brazil--.7%
Brazilian Government,
Notes	BRL	10.00	1/1/25	32,400,000		8,814,713
Canada--6.5%
Canadian Capital Auto Receivables Asset Trust,
Ser. 2012-1A, Cl. A3	CAD	2.38	4/17/17	1,152,377	b	916,306
Canadian Government,
Bonds	CAD	1.50	3/1/20	34,160,000		27,933,767
Canadian Government,
Bonds	CAD	2.50	6/1/24	36,023,000		31,537,723
Canadian Government,
Bonds	CAD	3.50	12/1/45	7,060,000		7,528,511
CIT Canada Equipment Receivables Trust,
Ser. 2012-1A, Cl. A2	CAD	2.11	12/20/16	291,956	b	231,172
CNH Capital Canada Receivables Trust,
Ser. 2014-1A, Cl. A2	CAD	1.80	10/15/20	3,475,000	b	2,771,028
CNH Capital Canada Receivables Trust,
Ser. 2011-1A, Cl. A2	CAD	2.34	7/17/17	457,585	b	362,115
Glencore Finance Canada,
Gtd. Notes		4.25	10/25/22	1,050,000	b,c	1,081,153
Glencore Finance Canada,
Gtd. Notes		4.95	11/15/21	1,085,000	b	1,173,954
VRX Escrow,
Sr. Unscd. Notes	EUR	4.50	5/15/23	5,895,000	b	6,387,697
						79,923,426
China--.3%
Industrial & Commercial Bank of China NY,
Sr. Unscd. Notes		3.23	11/13/19	3,750,000		3,862,301
Croatia--.4%
Croatian Government,
Sr. Unscd. Notes	EUR	3.00	3/11/25	5,000,000		5,239,135
France--4.8%
AXA,
Sub. Notes	EUR	5.25	4/16/40	3,500,000	c	4,391,258
AXA,
Jr. Sub. Notes	EUR	5.78	7/29/49	1,500,000	c	1,705,607
AXA,
Jr. Sub. Notes	EUR	6.21	10/29/49	610,000	c	728,027
Electricite de France,
Jr. Sub. Notes	EUR	5.38	1/28/49	500,000	c	634,591
French Government,
Bonds	EUR	2.25	5/25/24	23,250,000		29,191,722
GDF Suez,
Sub. Notes, Ser. NC5	EUR	3.00	6/29/49	2,000,000	c	2,231,240
Pernod-Ricard,

Sr. Unscd. Notes		5.50	1/15/42	4,855,000	b	5,896,237
Societe Generale,
Gtd. Notes		2.75	10/12/17	4,510,000		4,647,402
Societe Generale,
Sr. Unscd. Notes	EUR	2.38	2/28/18	3,300,000	c	3,759,244
Total,
Jr. Sub. Notes	EUR	2.63	12/29/49	4,700,000	c	5,126,933
Veolia Environnement,
Jr. Sub. Notes	EUR	4.45	1/29/49	600,000	c,d	685,334
						58,997,595
Germany--6.9%
Allianz,
Sub. Notes	EUR	5.63	10/17/42	4,300,000	c	5,808,819
Driver thirteen UG (haftungsbeschraenkt),
Ser. 13, Cl. A	EUR	0.24	2/22/21	2,746,105	c	2,956,597
German Government,
Bonds	EUR	0.50	2/15/25	10,400,000		11,526,396
German Government,
Bonds	EUR	2.50	8/15/46	3,355,000		5,548,333
German Government,
Bonds	EUR	1.75	4/15/20	44,025,000	e	58,481,802
						84,321,947
Hungary--.1%
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	1,400,000	b	1,588,650
Iceland--1.3%
Icelandic Government,
Unscd. Notes		4.88	6/16/16	350,000	b	364,673
Icelandic Government,
Unscd. Notes		4.88	6/16/16	15,145,000		15,779,909
						16,144,582
India--.8%
Export-Import Bank of India,
Sr. Unscd. Notes		2.75	8/12/20	3,040,000		3,035,683
State Bank India/London,
Sr. Unscd. Notes		3.62	4/17/19	2,575,000	b	2,676,110
State Bank India/London,
Sr. Unscd. Notes		3.62	4/17/19	3,700,000		3,845,284
						9,557,077
Ireland--1.1%
Irish Government,
Bonds	EUR	2.00	2/18/45	6,350,000		7,824,875
Irish Government,
Bonds	EUR	2.40	5/15/30	4,230,000		5,422,980
						13,247,855
Italy--4.8%
Enel,
Sr. Unscd. Debs.	EUR	4.88	2/20/18	2,165,000	d	2,617,154
Enel,
Sub. Bonds		8.75	9/24/73	1,315,000 b,c,d		1,589,143
Intesa Sanpaolo,
Sr. Unscd. Notes		3.88	1/16/18	3,585,000		3,763,798
Intesa Sanpaolo,
Gtd. Notes		3.88	1/15/19	6,800,000		7,178,189
Intesa Sanpaolo,
Sr. Unscd. Notes	EUR	3.00	1/28/19	1,075,000		1,252,464
Italian Government,

Treasury Bonds	EUR	3.50	6/1/18	7,000,000		8,290,057
Italian Government,
Treasury Bonds	EUR	4.75	6/1/17	5,285,000		6,241,138
Italian Government,
Bonds	EUR	4.75	9/1/44	14,300,000	b	24,539,887
Telecom Italia,
Sr. Unscd. Notes	GBP	6.38	6/24/19	1,300,000	d	2,157,406
Wind Acquisition Finance,
Sr. Scd. Notes		6.50	4/30/20	1,025,000	b	1,090,344
Wind Acquisition Finance,
Sr. Scd. Notes	EUR	4.00	7/15/20	315,000	b	342,150
Wind Acquisition Finance,
Scd. Notes	EUR	7.00	4/23/21	200,000	b	229,834
						59,291,564
Japan--5.1%
Development Bank of Japan,
Govt. Gtd. Notes	JPY	1.05	6/20/23	38,000,000		335,148
Development Bank of Japan,
Gov't. Gtd. Bonds	JPY	1.70	9/20/22	325,000,000		2,994,230
Japanese Government,
Sr. Unscd. Bonds, Ser. 44	JPY	1.70	9/20/44	4,173,200,000		37,711,831
Japanese Government,
Sr. Unscd. Bonds, Ser. 19	JPY	0.10	9/10/24	2,343,000,000	f	20,959,022
						62,000,231
Lithuania--.5%
Lithuanian Government,
Sr. Unscd. Notes	EUR	2.13	10/29/26	4,875,000		6,123,959
Luxembourg--.4%
Intelsat Jackson Holdings,
Gtd. Bonds		5.50	8/1/23	5,000,000	d	4,737,500
Mexico--1.8%
Mexican Government,
Bonds, Ser. M 20	MXN	10.00	12/5/24	264,800,000		22,588,767
Morocco--2.1%
Moroccan Government,
Sr. Unscd. Bonds	EUR	3.50	6/19/24	5,340,000		6,191,109
Moroccan Government,
Sr. Unscd. Bonds		4.25	12/11/22	13,545,000	d	14,086,800
Moroccan Government,
Sr. Unscd. Notes	EUR	4.50	10/5/20	4,950,000		6,010,927
						26,288,836
Netherlands--2.1%
ABN AMRO Bank,
Sr. Unscd. Notes		4.25	2/2/17	1,900,000	b	2,002,273
Deutsche Annington Finance,
Gtd. Notes		3.20	10/2/17	1,585,000	b	1,632,428
ELM,
Jr. Sub. Notes	EUR	5.25	5/11/49	2,300,000	c	2,606,437
Iberdrola International,
Gtd. Notes	EUR	1.13	1/27/23	1,400,000		1,517,914
Iberdrola International,
Gtd. Notes	EUR	5.75	2/27/49	800,000	c,d	946,216
Netherlands Government,
Bonds	EUR	1.25	1/15/19	4,350,000	b	4,919,632
Rabobank Nederland,
Gtd. Notes		3.38	1/19/17	2,565,000		2,674,415
Rabobank Nederland,

Sub. Bonds	EUR	2.50	5/26/26	7,255,000	c	8,092,053
Rabobank Nederland,
Sr. Unscd. Notes	EUR	3.88	4/20/16	1,325,000		1,480,894
						25,872,262
New Zealand--3.1%
New Zealand Government,
Sr. Unscd. Bonds, Ser. 420	NZD	3.00	4/15/20	25,025,000		18,578,716
New Zealand Government,
Sr. Unscd. Bonds, Ser. 319	NZD	5.00	3/15/19	20,375,000		16,299,086
New Zealand Government,
Sr. Unscd. Bonds, Ser. 1217	NZD	6.00	12/15/17	3,775,000		3,033,123
						37,910,925
Norway--.7%
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	61,700,000		8,800,336
Poland--2.0%
Polish Government,
Sr. Unscd. Notes		5.00	3/23/22	1,215,000		1,398,769
Polish Government,
Bonds, Ser. 1019	PLN	5.50	10/25/19	74,900,000	d	22,900,208
						24,298,977
Portugal--1.0%
Portuguese Government,
Sr. Unscd. Bonds	EUR	2.88	10/15/25	4,725,000	b	5,661,343
Portuguese Government,
Sr. Unscd. Bonds	EUR	5.65	2/15/24	4,430,000	b	6,402,641
						12,063,984
Romania--.1%
Romanian Government,
Sr. Unscd. Notes	EUR	2.88	10/28/24	1,100,000		1,281,827
Singapore--1.6%
ABJA Investment,
Gtd. Bonds		5.95	7/31/24	5,775,000	d	5,989,922
Singapore Government,
Sr. Unscd. Bonds	SGD	3.00	9/1/24	17,800,000		13,768,939
						19,758,861
Spain--2.1%
BBVA Subordinated Capital,
Gtd. Notes	EUR	3.50	4/11/24	3,900,000	c,d	4,436,561
BBVA US Senior,
Gtd. Notes		4.66	10/9/15	2,275,000		2,319,019
Santander International Debt,
Gtd. Notes	EUR	4.00	3/27/17	4,200,000		4,840,012
Spanish Government,
Bonds	EUR	5.75	7/30/32	6,875,000		11,914,045
Telefonica Emisiones,
Gtd. Notes	EUR	3.96	3/26/21	1,600,000		2,024,130
						25,533,767
Supranational--.2%
European Investment Bank,
Sr. Unscd. Notes	JPY	1.90	1/26/26	58,000,000		564,145
International Bank for Reconstruction & Development,
Sr. Unscd. Notes	AUD	3.50	1/24/18	2,800,000		2,213,848
						2,777,993
Sweden--.2%
Swedish Government,
Bonds, Ser. 1047	SEK	5.00	12/1/20	17,000,000		2,529,614

United Kingdom--9.7%
Barclays,
Sub. Notes		4.38	9/11/24	5,975,000		6,052,687
Cleopatra Finance,
Sr. Scd. Notes	EUR	4.13	2/15/20	1,375,000	b	1,497,831
Cleopatra Finance,
Sr. Scd. Notes	EUR	4.75	2/15/23	1,550,000	b	1,702,997
E-Carat,
Ser. 2012-1, Cl. A	GBP	1.30	6/18/20	97,890		145,550
HSBC Holdings,
Sub. Notes	EUR	3.38	1/10/24	5,075,000	c	5,844,692
Lloyds Bank,
Gtd. Notes		6.50	9/14/20	2,165,000	b	2,546,557
Lloyds Bank,
Sr. Unscd. Notes	GBP	2.75	12/9/18	2,925,000		4,542,894
Lloyds Bank,
Sr. Unscd. Notes	EUR	4.63	2/2/17	1,975,000		2,298,165
Lloyds Bank,
Sub. Notes	EUR	6.50	3/24/20	750,000		1,005,230
Royal Bank of Scotland Group,
Sub. Notes		6.00	12/19/23	5,375,000		5,989,104
United Kingdom Gilt,
Bonds	GBP	2.00	1/22/16	28,400,000		42,689,144
United Kingdom Gilt,
Unscd. Bonds	GBP	3.25	1/22/44	16,150,000		28,671,982
United Kingdom Gilt,
Bonds	GBP	4.25	12/7/40	6,495,000		13,338,340
Virgin Media Secured Finance,
Sr. Scd. Notes	GBP	6.00	4/15/21	1,425,000	b	2,226,714
						118,551,887
United States--25.4%
A10 Term Asset Financing,
Ser. 2013-2, Cl. A		2.62	11/15/27	2,001,710	b	2,024,080
AECOM,
Gtd. Notes		5.75	10/15/22	1,155,000	b	1,198,312
Ally Financial,
Gtd. Notes		3.50	1/27/19	6,010,000		5,949,900
American International Group,
Sr. Unscd. Notes		4.88	6/1/22	2,600,000		2,959,302
AmeriCredit Automobile Receivables Trust,
Ser. 2013-1, Cl. D		2.09	2/8/19	2,400,000		2,406,809
AmeriCredit Automobile Receivables Trust,
Ser. 2014-4, Cl. C		2.47	11/9/20	4,600,000		4,640,676
AmeriCredit Automobile Receivables Trust,
Ser. 2013-4, Cl. C		2.72	9/9/19	1,065,000		1,086,119
AmeriCredit Automobile Receivables Trust,
Ser. 2014-4, Cl. D		3.07	11/9/20	3,350,000		3,375,633
AmerisourceBergen,
Sr. Unscd. Notes		4.25	3/1/45	1,600,000		1,687,749
Aventura Mall Trust,
Ser. 2013-AVM, Cl. A		3.87	12/5/32	2,305,000	b,c	2,490,905
BAE Systems Holdings,
Gtd. Bonds		3.80	10/7/24	2,800,000	b	2,945,118
Barclays Commercial Mortgage Securities Trust,
Ser. 2013-TYSN, Cl. A2		3.76	9/5/32	1,245,000	b	1,343,349
Bear Stearns ALT-A Trust,
Ser. 2005-4, Cl. 24A1		2.50	5/25/35	1,679,552	c	1,652,925

Bear Stearns ALT-A Trust,
Ser. 2004-2, Cl. 2A1	2.61	3/25/34	837,850	c	840,227
Bear Stearns Commercial Mortgage Securities Trust,
Ser. 2006-PWR14, Cl. AJ	5.27	12/11/38	7,950,000		8,112,697
Bear Stearns Commercial Mortgage Securities Trust,
Ser. 2005-PWR10, Cl. AJ	5.58	12/11/40	650,000	c	645,848
Bear Stearns Commercial Mortgage Securities Trust,
Ser. 2007-PWR16, Cl. AJ	5.90	6/11/40	7,313,309	c	7,525,819
Bear Stearns Commercial Mortgage Securities Trust,
Ser. 2007-PWR17, Cl. AJ	6.08	6/11/50	2,000,000	c	2,079,520
Bear Stearns Commercial Mortgage Securities Trust,
Ser. 2007-PWR18, Cl. AJ	6.36	6/11/50	950,000	c	962,783
Becton Dickinson and Company,
Sr. Unscd. Notes	3.73	12/15/24	1,750,000		1,835,199
Becton Dickinson and Company,
Sr. Unscd. Notes	4.69	12/15/44	1,680,000		1,833,194
Calpine,
Sr. Unscd. Notes	5.38	1/15/23	5,765,000		5,793,825
Capital Auto Receivables Asset Trust,
Ser. 2013-1, Cl. D	2.19	9/20/21	415,000		416,121
Capital Auto Receivables Asset Trust,
Ser. 2014-2, Cl. C	2.41	5/20/19	2,275,000		2,282,755
Capital Auto Receivables Asset Trust,
Ser. 2014-3, Cl. D	3.14	2/20/20	2,850,000		2,872,762
Capital Auto Receivables Asset Trust,
Ser. 2014-1, Cl. D	3.39	7/22/19	900,000		915,923
Capital Auto Receivables Asset Trust,
Ser. 2013-3, Cl. D	3.69	2/20/19	855,000		880,218
Chrysler Capital Auto Receivables Trust,
Ser. 2013-BA, Cl. C	2.24	9/16/19	1,135,000	b	1,146,811
Chrysler Capital Auto Receivables Trust,
Ser. 2013-AA, Cl. D	2.93	8/17/20	5,100,000	b	5,159,685
Citigroup Commercial Mortgage Trust,
Ser. 2013-375X, Cl. E	3.63	5/10/35	1,918,198	c	1,807,131
Citigroup Commercial Mortgage Trust,
Ser. 2013-375P, Cl. E	3.63	5/10/35	7,595,000	b,c	7,155,234
Colony American Homes,
Ser. 2014-1A, Cl. C	2.10	5/17/31	1,625,000	b,c	1,624,708
Colony American Homes,
Ser. 2014-1A, Cl. D	2.40	5/17/31	625,000	b,c	625,502
Commercial Mortgage Trust,
Ser. 2015-3BPX, Cl. B	3.35	2/10/35	1,850,000	c	1,889,038
Commercial Mortgage Trust,
Ser. 2015-3BPX, Cl. D	3.35	2/10/35	2,455,000	c	2,374,633
Commercial Mortgage Trust,
Ser. 2013-CR6, Cl. B	3.40	3/10/46	530,000	b	543,521
Commercial Mortgage Trust,
Ser. 2013-WWP, Cl. B	3.73	3/10/31	1,225,000	b	1,292,737
Commercial Mortgage Trust,
Ser. 2013-CR6, Cl. C	3.78	3/10/46	370,000	b,c	378,392
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. AM	4.20	3/10/47	375,000		412,967
Commercial Mortgage Trust,
Ser. 2013-CR10, Cl. A4	4.21	8/10/46	1,250,000	c	1,398,895
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. B	4.70	3/10/47	275,000		306,983
Commercial Mortgage Trust,

Ser. 2013-LC13, Cl. B		5.01	8/10/46	890,000	b,c	1,015,177
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. C		5.22	8/10/46	325,000	b,c	365,444
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. C		5.34	10/10/46	725,000	b,c	810,691
Commercial Mortgage Trust,
Ser. 2006-C8, Cl. AJ		5.38	12/10/46	5,000,000		5,103,493
Continental Resources,
Gtd. Notes		5.00	9/15/22	4,660,000		4,601,750
Countrywide Alternative Loan Trust,
Ser. 2004-18CB, Cl. 4A1		5.50	9/25/34	1,000,292		1,013,107
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. E		4.37	9/15/37	3,525,000	b	3,366,156
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. D		4.37	9/15/37	6,850,000	b	6,977,756
DT Auto Owner Trust,
Ser. 2014-1A, Cl. D		3.98	1/15/21	3,350,000	b	3,387,527
DT Auto Owner Trust,
Ser. 2014-3A, Cl. D		4.47	11/15/21	2,500,000	b	2,538,948
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. D7		5.52	12/5/31	1,000,000	b,c	1,042,803
Federal Home Loan Mortgage Corporation Structured Agency
Credit Risk Debt Notes, Ser. 2014-DN3, Cl. M2		2.57	8/25/24	2,000,000	c,g	2,025,739
Federal Home Loan Mortgage Corporation Structured Agency
Credit Risk Debt Notes, Ser. 2014-HQ2, Cl. M1		1.62	9/25/24	2,840,140	c,g	2,858,114
Federal Home Loan Mortgage Corporation Structured Agency
Credit Risk Debt Notes, Ser. 2014-DN2, Cl. M2		1.82	4/25/24	1,750,000	c,g	1,740,673
Federal National Mortgage Association Connecticut Avenue
Securities, Ser. 2014-C04, Ser. 1M1		2.12	11/25/24	3,470,377	c,g	3,505,170
Ford Credit Auto Owner Trust,
Ser. 2014-A, Cl. B		1.71	5/15/19	1,750,000		1,766,124
Ford Motor Credit,
Sr. Unscd. Notes		3.00	6/12/17	4,620,000		4,763,802
Freeport-McMoRan,
Gtd. Notes		3.88	3/15/23	3,900,000		3,616,614
Freeport-McMoRan,
Gtd. Notes		5.45	3/15/43	2,590,000		2,329,265
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. FFX		3.38	12/15/19	1,640,000	b	1,540,709
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. EFX		3.38	12/15/19	3,620,000	b	3,441,824
General Motors,
Sr. Unscd. Notes		5.20	4/1/45	5,895,000		6,423,245
GM Financial Automobile Leasing Trust,
Ser. 215-1, Cl. D		3.01	3/20/20	3,350,000		3,381,098
Hewlett-Packard,
Sr. Unscd. Notes		6.00	9/15/41	820,000		915,774
Hilton USA Trust,
Ser. 2013-HLT, Cl. DFX		4.41	11/5/30	915,000	b	944,224
Hyundai Auto Receivables Trust,
Ser. 2015-A, Cl. C		1.98	7/15/20	1,320,000		1,318,132
Impac CMB Trust
Ser. 05-1, Cl. 1A2		0.79	4/25/35	2,306,534	c	2,069,662
INEOS Group Holdings,
Scd. Notes		5.88	2/15/19	585,000		579,881
JP Morgan Chase Bank,
Sub. Notes	EUR	4.38	11/30/21	1,350,000	c	1,535,277

JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2013-LC11, Cl. AS	3.22	4/15/46	930,000		957,595
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2013-LC11, Cl. B	3.50	4/15/46	1,775,000		1,815,086
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2006-LDP9, Cl. AM	5.37	5/15/47	5,835,000		6,074,069
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2006-CB17, Cl. AM	5.46	12/12/43	2,575,000		2,660,700
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2007-LDPX, Cl. AM	5.46	1/15/49	5,390,000	c	5,635,501
JPMBB Commercial Mortgage Securities Trust,
Ser. 2014-C24, Cl. B	4.12	11/15/47	1,160,000	c	1,240,308
JPMorgan Chase & Co.,
Sub. Notes	3.88	9/10/24	3,490,000		3,584,586
KeyCorp Student Loan Trust,
Ser. 1999-B, Cl. CTFS	0.98	11/25/36	710,000	c	660,440
Kinder Morgan,
Gtd. Notes	5.55	6/1/45	6,150,000		6,508,483
Long Beach Mortgage Loan Trust,
Ser. 2004-1, Cl. M2	1.00	2/25/34	190,265	c	182,674
Marathon Petroleum,
Sr. Unscd. Notes	4.75	9/15/44	685,000		699,853
Merrill Lynch Mortgage Trust,
Ser. 2006-C1, Cl. AJ	5.87	5/12/39	6,340,000	c	6,426,034
Metropolitan Life Global Funding I,
Scd. Notes	1.50	1/10/18	1,160,000	b	1,165,675
ML-CFC Commercial Mortgage Trust,
Ser. 2007-9, Cl. AJ	6.19	9/12/49	1,625,000	c	1,576,136
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C8, Cl. B	3.81	12/15/48	460,000	c	477,578
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C7, Cl. B	3.77	2/15/46	505,000		527,955
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C8, Cl. C	4.31	12/15/48	390,000	c	403,679
Morgan Stanley Capital I Trust,
Ser. 2007-IQ14, Cl. AM	5.87	4/15/49	5,692,000	c	5,984,000
Morgan Stanley Mortgage Loan Trust,
Ser. 2005-1, Cl. 4A1	0.47	3/25/35	378,250	c	345,192
Morgan Stanley,
Sub. Notes	4.35	9/8/26	3,420,000		3,589,912
Morgan Stanley,
Sr. Unscd. Notes	4.30	1/27/45	2,475,000		2,575,569
Newfield Exploration,
Sr. Unscd. Notes	5.38	1/1/26	1,150,000		1,163,800
Popular ABS Mortgage Pass-Through Trust,
Ser. 2006-D, Cl. A2	0.33	11/25/46	337,160	c	326,380
Prudential Financial,
Sr. Unscd. Notes	5.38	6/21/20	2,200,000		2,530,570
Santander Drive Auto Receivables Trust,
Ser. 2014-1, Cl. B	1.59	10/15/18	3,800,000		3,813,484
Santander Drive Auto Receivables Trust,
Ser. 2013-3, Cl. D	2.42	4/15/19	2,900,000		2,913,402
Santander Drive Auto Receivables Trust,
Ser. 2014-1, Cl. D	2.91	4/15/20	4,725,000		4,778,229
Santander Drive Auto Receivables Trust,
Ser. 2015-1, Cl. D	3.24	4/15/21	4,225,000		4,259,979
Sinclair Television Group,

Gtd. Notes	5.63	8/1/24	2,300,000	b	2,351,750
SLM Private Education Loan Trust,
Ser. 2011-B, Cl. A1	1.02	12/16/24	315,659	b,c	316,566
Southwestern Energy,
Sr. Unscd. Notes	4.95	1/23/25	5,825,000	d	5,935,955
Springleaf Funding Trust,
Ser. 2013-AA, Cl. A	2.58	9/15/21	1,736,465	b	1,744,533
Structured Asset Securities Corp. Mortgage Pass-through
Certificates, Ser. 2004-11XS, Cl. 1A5A	6.25	6/25/34	895,000	c	919,922
Sunoco Logistics Partner,
Gtd. Notes	5.35	5/15/45	2,300,000		2,427,859
T-Mobile USA,
Gtd. Notes	6.00	3/1/23	2,900,000		2,978,851
Time Warner,
Gtd. Debs.,	4.65	6/1/44	2,735,000		2,958,392
U.S. Treasury Bonds	2.50	2/15/45	5,425,000	d	5,375,839
U.S. Treasury Bonds	3.38	5/15/44	11,840,000		13,872,229
U.S. Treasury Inflation Protected Securities,
Notes	0.13	7/15/24	13,724	h	13,740
U.S. Treasury Notes	0.25	4/15/16	10,985,000		10,979,848
UBS-Barclays Commercial Mortgage Trust,
Ser. 2013-C5, Cl. B	3.65	3/10/46	475,000	b,c	491,208
UBS-Barclays Commercial Mortgage Trust,
Ser. 2013-C5, Cl. C	4.23	3/10/46	370,000	b,c	381,434
Wachovia Bank Commercial Mortgage Trust,
Ser. 2006-C29, Cl. AJ	5.37	11/15/48	2,310,000	c	2,356,602
Wachovia Bank Commercial Mortgage Trust,
Ser. 2007-C32, Cl. AJ	5.90	6/15/49	2,105,000	c	2,152,630
Wells Fargo & Co.,
Sub. Notes	4.65	11/4/44	3,750,000		4,031,940
Wells Fargo & Co.,
Sr. Unscd. Notes	2.63	12/15/16	1,580,000		1,624,995
Wells Fargo Mortgage Backed Securities Trust,
Ser. 2005-AR4, Cl. 2A1	2.63	4/25/35	977,655	c	993,904
Westlake Automobile Receivables Trust,
Ser. 2014-2A, Cl. D	2.86	7/15/21	2,200,000	b	2,211,886
WFRBS Commercial Mortgage Trust,
Ser. 2013-C11, Cl. B	3.71	3/15/45	385,000	c	402,622
WFRBS Commercial Mortgage Trust,
Ser. 2013-C11, Cl. C	4.26	3/15/45	405,000	c	424,578
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.,	6.50	5/9/67	2,621,000	b,c	2,771,707
					312,448,043
Vietnam--.2%
Vietnam Government,
Sr. Unscd. Bonds	4.80	11/19/24	2,075,000	b	2,170,969
Total Bonds And Notes
(cost $1,112,079,790)					1,094,148,099
			Principal
Short-Term Investments--.6%			Amount ($)		Value ($)
U.S. Treasury Bills:
0.00%, 5/21/15			2,700,000		2,699,924
0.05%, 8/13/15			5,275,000	i	5,274,114
Total Short-Term Investments
(cost $7,974,032)					7,974,038

Other Investment--10.5%			Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $129,046,511)	129,046,511 [j]	129,046,511

Investment of Cash Collateral for Securities Loaned--1.3%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $15,743,559)	15,743,559 [j]	15,743,559
Total Investments (cost $1,264,843,892)	101.5%	1,246,912,207
Liabilities, Less Cash and Receivables	(1.5%)	(18,619,055)
Net Assets	100.0%	1,228,293,152

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
EUR--Euro
GBP--British Pound
JPY--Japanese Yen
MXN--Mexican New Peso
NOK--Norwegian Krone
NZD--New Zealand Dollar
PLN--Polish Zloty
SEK--Swedish Krona
SGD--Singapore Dollar
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities were valued at $146,798,210 or 12.0% of net assets.
c Variable rate security--interest rate subject to periodic change.
d Security, or portion thereof, on loan. At March 31, 2015, the value of the fund's securities on loan was $20,844,682 and the value of the collateral held by the fund was $21,790,436, consisting of cash collateral of $15,743,559 and
U.S. Government & Agency securities valued at $6,046,877.
e Principal amount for accrual purposes is periodically adjusted based on changes in the German Consumer Price Index.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
g The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
h Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
i Held by or on behalf of a counterparty for open financial futures contracts.
j Investment in affiliated money market mutual fund.

At March 31, 2015, net unrealized depreciation on investments was $17,858,820 of which $13,202,089 related to appreciated investment securities and $31,060,909 related to depreciated investment securities. At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	50.5
Corporate Bonds	20.3
Short-Term/Money Market Investments	12.4
Commercial Mortgage-Backed	8.7
Asset-Backed	5.6
U.S. Government	2.5
Residential Mortgage-Backed	1.5
101.5

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
March 31, 2015 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2015	($)

Financial Futures Long
Euro-Bond	108	18,436,249	June 2015	9,506
U.S. Treasury Long Bonds	16	2,622,000	June 2015	(26)

Financial Futures Short
Euro-Bobl	407	(56,641,803)	June 2015	(108,444)
Euro-BTP Italian Government Bond	36	(5,441,689)	June 2015	(66,608)
Japanese 10 Year Bonds	33	(40,507,442)	June 2015	(56,541)
Long Gilt	117	(20,957,011)	June 2015	(212,276)
U. S. Treasury 5 Year Notes	515	(61,907,828)	June 2015	(517,802)
U. S. Treasury 10 Year Notes	786	(101,320,313)	June 2015	(285,545)

Gross Unrealized Appreciation				9,506
Gross Unrealized Depreciation				(1,247,242))

STATEMENT OF OPTIONS WRITTEN
March 31, 2015 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Options:
Brazilian Real,
June 2015 @ BRL 3.7
(premiums received $217,258)	23,000,000	(144,393)

BRL--Brazilian Real

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
March 31, 2015 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Brazilian Real,
Expiring
4/2/2015 a	16,930,000	5,408,946	5,302,022	(106,924)

Canadian Dollar,
Expiring
4/2/2015 b	2,170,878	1,710,423	1,714,009	3,586

Euro,
Expiring:
4/1/2015 c	18,347,648	19,850,321	19,728,230	(122,091)
4/30/2015 d	890,000	968,795	957,370	(11,425)

Indian Rupee,
Expiring
5/29/2015 d	1,301,100,000	20,655,987	20,519,061	(136,926)

Sales:		Proceeds ($)

Australian Dollar,
Expiring
4/30/2015 c	65,295,000	51,054,160	49,641,157	1,413,003

Brazilian Real,
Expiring:
4/2/2015 e	16,930,000	5,762,423	5,302,022	460,401
6/2/2015 a	29,695,000	9,325,733	9,134,239	191,494

British Pound,
Expiring
4/30/2015 f	62,640,000	92,878,833	92,900,470	(21,637)

Canadian Dollar,
Expiring:
4/30/2015 f	85,390,000	68,392,430	67,394,358	998,072
4/30/2015 g	2,170,000	1,709,072	1,712,680	(3,608)

Euro,
Expiring:
4/30/2015 a	58,427,000	63,617,070	62,849,735	767,335
4/30/2015 c	94,675,000	102,973,228	101,841,593	1,131,635
4/30/2015 h	94,193,000	102,560,164	101,323,106	1,237,058
4/30/2015 i	43,625,000	47,504,571	46,927,272	577,299

Japanese Yen,
Expiring:

4/30/2015 c	7,159,543,000	59,244,444	59,723,826	(479,382)
4/30/2015 j	403,870,000	3,389,665	3,369,022	20,643

Mexican New Peso,
Expiring:
4/30/2015 e	79,870,000	5,265,713	5,225,487	40,226
5/29/2015 a	259,800,000	17,125,342	16,961,775	163,567

New Zealand Dollar,
Expiring
4/30/2015 k	52,760,000	40,023,208	39,321,488	701,720

Norwegian Krone,
Expiring
4/30/2015 c	87,585,000	11,170,844	10,862,501	308,343

Polish Zloty,
Expiring
5/29/2015 e	89,480,000	24,064,437	23,565,301	499,136

Singapore Dollar,
Expiring
4/30/2015 a	34,130,000	24,983,530	24,851,459	132,071

South African Rand,
Expiring:
5/29/2015 a	62,410,000	5,144,798	5,095,329	49,469
5/29/2015 e	81,190,000	6,698,181	6,628,581	69,600

Swedish Krona,
Expiring
4/30/2015 c	12,110,000	1,426,981	1,406,800	20,181

Gross Unrealized Appreciation	8,784,839
Gross Unrealized Depreciation	(881,993)

Counterparties:
a JP Morgan Chase Bank
b Bank of America
c Goldman Sachs International
d Citigroup
e Barclays Bank
f Credit Suisse International
g Bank of Montreal
h Deutsche Bank
i UBS
j Morgan Stanley Capital Services
k HSBC

				Implied			Upfront	Unrealized
Notional	Reference			Credit	(Pay) /Receive	Market	Premiums (Receivable)	Appreciation
Amount	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	Payable ($)	(Depreciation) ($)
11,000,000	Dow Jones CDX.NA.HY.22 Index	JP Morgan	(5.00)	342.48	6/20/2020	(802,630.04)	(743,142.05)	(59,488)
22,000,000	CMBX BBB- SERIES 7 01/17/2047	Deutsche	3.00	309.34	1/17/2047	(175,389.87)	(264,317.63)	88,928

				Implied			Upfront	Unrealized
Notional	Reference		(Pay) /Receive	Credit		Market	Premiums (Receivable)	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	Payable ($)	(Depreciation) ($)
16,100,000	USD - 6 Month LIBOR	Citibank	(0.84)	N/A	11/8/2022	20,438.06		20,438
6,500,000	EUR - 1 Year LIBOR	JP Morgan	1.91	N/A	11/4/2016	251,727.12		256,091
101,400,000	MXN - 28 Day LIBOR	Deutsche	6.74	N/A	1/2/2024	388,788.15		388,779
262,600,000	MXN - 28 Day LIBOR	JP Morgan	4.74	N/A	1/10/2017	(181,829.76)		(181,820)
49,500,000	USD - 6 Month LIBOR	Goldman, Sachs & Co.	(0.66)	N/A	7/21/2016	(104,004.31)		(104,004)
261,800,000	MXN - 28 Day LIBOR	Goldman, Sachs & Co.	6.16	N/A	10/31/2024	234,323.74		234,263
726,000,000	MXN - 28 Day LIBOR	Goldman, Sachs & Co.	4.41	N/A	11/9/2017	117,081.68		117,148
21,300,000	BRL - 1 Year LIBOR	Goldman, Sachs & Co.	11.99	N/A	1/2/2017	(114,048.95)		(108,299)

Gross Unrealized Appreciation	1,105,647
Gross Unrealized Depreciation	(453,611)

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	68,415,892	-	68,415,892
Commercial Mortgage-Backed	-	107,340,524	-	107,340,524
Corporate Bonds+	-	249,736,422	-	249,736,422
Foreign Government	-	620,448,970	-	620,448,970
Mutual Funds	144,790,070	-	-	144,790,070
Residential Mortgage-Backed	-	17,964,635	-	17,964,635
U.S. Treasury	-	38,215,694	-	38,215,694
Other Financial Instruments:
Financial Futures++	9,506	-	-	9,506
Forward Foreign Currency Exchange Contracts++	-	8,784,839	-	8,784,839
Swaps++	-	1,105,647	-	1,105,647
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(1,247,242)	-	-	(1,247,242)
Forward Foreign Currency Exchange Contracts++	-	(881,993)	-	(881,993)
Swaps++	-	(453,611)	-	(453,611)
Options Written	-	(144,393)	-	(144,393)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end March 31, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Centrally Cleared Swaps:

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change, The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 19, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)